Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2015
Investments All Other Investments [Abstract]
Financial Instruments and Risk Management

NOTE 12 - FINANCIAL INSTRUMENTS AND RISK MANAGEMENT:

a.	General

The Company operates internationally, which gives rise to exposure to market risks, mainly from changes in foreign exchange rates.  The Company uses financial instruments and derivatives to hedge its balance sheet exposures as well as certain future cash flows in connection with payroll and related expenses and anticipated probable transactions which are expected to be denominated in non-Dollar currencies.

The Company is exposed to losses in the event of non-performance by counterparties to financial instruments; however, as the counterparties are major Israeli, European and United States banks, the Company does not expect any counterparties to fail to meet their obligations.  The Company does not require or place collateral with respect to these financial instruments.  The Company does not hold or issue derivatives for trading purposes.

NOTE 12 - FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (continued):

b.	Derivative instruments

As stated in Note 1s, the Company enters into various types of foreign exchange derivatives in managing its foreign exchange risks.  The notional amounts of these derivatives as of December 31, 2015 were as follows:

$ in millions
Forward exchange and options for conversion of:
Euros into Dollars	16.6
Japanese Yen into Dollars	63.7
Dollars into NIS	17.9
Korean Won into Dollars	18.2
Chinese Yuan into Dollars	15.6
Taiwan Dollars into Dollars	20.5
Dollars into British Pounds	90.5

The term of most of these currency derivatives are less than one year.

The following table summarizes activity in accumulated other comprehensive income (loss) related to derivatives classified as foreign currency cash flow hedges held by the Company during the reported years:

	Year ended December 31
	2015	2014	2013
	$ in thousands
Balance at beginning of year	(1,928)	409	628
Unrealized gains (losses) from derivatives	(4,155)	(2,364)	2,050
Reclassifications into earnings from other comprehensive income (loss):
included in revenues	(249)	(1,917)	(809)
included in various statements of operations items	4,969	1,667	(1,519)
Tax effect	(115)	277	59
Balance at end of year	(1,477)	(1,928)	409

c.	Fair value of financial instruments

The fair value of financial instruments included in working capital is usually close or identical to their carrying amounts.  The fair value of non-current other receivables and long-term liabilities, including long term loans, also approximates the carrying amounts, since they bear interest at rates close to prevailing market rates.

NOTE 12 - FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (continued):

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2015 and 2014, consistent with the fair value hierarchy provisions of the applicable accounting rules:

	Level 1	Level 2	Total
December 31, 2015:
Assets:
Marketable securities	6,046	—	6,046
Derivative assets not designated as hedging instruments	—	288	288
Liabilities -
Derivative liabilities designated as hedging instruments	—	1,486	1,486
Derivative liabilities not designated as hedging instruments	—	457	457
December 31, 2014:
Assets:
Marketable securities	5,890		5,890
Derivative assets not designated as hedging instruments		1,665	1,665
Liabilities -
Derivative liabilities designated as hedging instruments		1,891	1,891
Derivative liabilities not designated as hedging instrument		218	218

1.	Level 1 - Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.
2.

Level 2 - Valuations based on quoted prices in markets that are not active but for which all significant inputs are observable, either directly or indirectly.  Derivatives, as described in b. above, are of value primarily based on observable inputs including interest rate curves and both forward and spot prices for currencies and the Company is therefore able to perform independent verification in order to validate quotations obtained.

3.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.  These estimated fair values are subject to uncertainties that are difficult to predict.